SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Details) - NBT Bancorp Inc. 401(k) and Employee Stock Ownership Plan [Member]	12 Months Ended
Dec. 31, 2025
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Plan name	401(k) AND EMPLOYEE STOCK OWNERSHIP PLAN
EIN#	16-1268674
Plan #	002